Income Taxes (Details 1) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Tax expense at statutory rate									$ 4,262,000	$ 3,975,000	$ 2,908,000
Differences:
State income tax, net of federal income tax effect									395,000	339,000	261,000
Tax exempt interest income									(445,000)	(497,000)	(649,000)
Increase in cash surrender value of life insurance									(71,000)	(83,000)	(80,000)
Tax credits									(230)	(234)	(234)
Nondeductible interest and other expense									24,000	30,000	46,000
Other									237,000	266,000	237,000
Total income tax	$ 1,102,000	$ 1,416,000	$ 806,000	$ 848,000	$ 732,000	$ 824,000	$ 1,194,000	$ 1,046,000	$ 4,172,000	$ 3,796,000	$ 2,489,000